Preferred shares (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 29, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 336,073
Balance			¥ 336,073
Pre-IPO China Best Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 1,947	¥ 1,821	¥ 1,695
Balance (in shares)		5,660,000	5,660,000	5,660,000
Issuance of pre-IPO preferred shares			¥ 0
Issuance of pre-IPO preferred shares			0
Accretions to pre-IPO preferred shares redemption value		¥ 68	¥ 126	¥ 126
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (2,015)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(5,660,000)
Balance		¥ 0	¥ 1,947	¥ 1,821
Balance (in shares)		0	5,660,000	5,660,000
Pre-IPO Series A Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 6,048	¥ 5,576	¥ 5,109
Balance (in shares)		19,798,750	19,798,750	19,798,750
Issuance of pre-IPO preferred shares			¥ 0
Issuance of pre-IPO preferred shares			0
Accretions to pre-IPO preferred shares redemption value		¥ 409	¥ 472	¥ 467
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (6,457)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(19,798,750)
Balance		¥ 0	¥ 6,048	¥ 5,576
Balance (in shares)		0	19,798,750	19,798,750
Pre-IPO Series B-1 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 9,429	¥ 9,047	¥ 8,671
Balance (in shares)		12,428,343	12,428,343	12,428,343
Issuance of pre-IPO preferred shares			¥ 0
Issuance of pre-IPO preferred shares			0
Accretions to pre-IPO preferred shares redemption value		¥ 330	¥ 382	¥ 376
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (9,759)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(12,428,343)
Balance		¥ 0	¥ 9,429	¥ 9,047
Balance (in shares)		0	12,428,343	12,428,343
Pre-IPO Series B-2 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 41,831	¥ 38,455	¥ 35,125
Balance (in shares)		22,742,215	22,742,215	22,742,215
Issuance of pre-IPO preferred shares			¥ 0
Issuance of pre-IPO preferred shares			0
Accretions to pre-IPO preferred shares redemption value		¥ 2,922	¥ 3,376	¥ 3,330
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (44,753)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(22,742,215)
Balance		¥ 0	¥ 41,831	¥ 38,455
Balance (in shares)		0	22,742,215	22,742,215
Pre-IPO Series C-1 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 16,498	¥ 15,418	¥ 14,352
Balance (in shares)		3,427,812	3,427,812	3,427,812
Issuance of pre-IPO preferred shares			¥ 0
Issuance of pre-IPO preferred shares			0
Accretions to pre-IPO preferred shares redemption value		¥ 935	¥ 1,080	¥ 1,066
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (17,433)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(3,427,812)
Balance		¥ 0	¥ 16,498	¥ 15,418
Balance (in shares)		0	3,427,812	3,427,812
Pre-IPO Series C-2 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 167,869	¥ 156,171	¥ 144,631
Balance (in shares)		33,408,715	33,408,715	33,408,715
Issuance of pre-IPO preferred shares		¥ 7,093	¥ 0
Issuance of pre-IPO preferred shares	483,702	483,702	0
Accretions to pre-IPO preferred shares redemption value		¥ 10,123	¥ 11,698	¥ 11,540
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (185,085)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(33,892,417)
Balance		¥ 0	¥ 167,869	¥ 156,171
Balance (in shares)		0	33,408,715	33,408,715
Pre-IPO Series C+ Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 92,451	¥ 0	¥ 0
Balance (in shares)		18,855,298	0	0
Issuance of pre-IPO preferred shares			¥ 88,640
Issuance of pre-IPO preferred shares			18,855,298
Accretions to pre-IPO preferred shares redemption value		¥ 6,069	¥ 3,811	¥ 0
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (98,520)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(18,855,298)
Balance		¥ 0	¥ 92,451	¥ 0
Balance (in shares)		0	18,855,298	0
Pre-IPO Series C-4 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 0	¥ 0	¥ 0
Balance (in shares)		0	0	0
Issuance of pre-IPO preferred shares		¥ 42,826	¥ 0
Issuance of pre-IPO preferred shares		7,569,628	0
Accretions to pre-IPO preferred shares redemption value		¥ 1,808	¥ 0	¥ 0
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (44,634)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(7,569,628)
Balance		¥ 0	¥ 0	¥ 0
Balance (in shares)		0	0	0
Pre-IPO Series D-1 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 0	¥ 0	¥ 0
Balance (in shares)		0	0	0
Issuance of pre-IPO preferred shares		¥ 150,811	¥ 0
Issuance of pre-IPO preferred shares		10,046,551	0
Accretions to pre-IPO preferred shares redemption value		¥ 7,009	¥ 0	¥ 0
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (157,820)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(10,046,551)
Balance		¥ 0	¥ 0	¥ 0
Balance (in shares)		0	0	0
Pre-IPO Series D-2 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 0	¥ 0	¥ 0
Balance (in shares)		0	0	0
Issuance of pre-IPO preferred shares		¥ 358,567	¥ 0
Issuance of pre-IPO preferred shares		21,579,948	0
Accretions to pre-IPO preferred shares redemption value		¥ 5,393	¥ 0	¥ 0
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (363,960)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(21,579,948)
Balance		¥ 0	¥ 0	¥ 0
Balance (in shares)		0	0	0
Mezzanine Equity
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance		¥ 336,073	¥ 226,488	¥ 209,583
Balance (in shares)		116,321,133	97,465,835	97,465,835
Issuance of pre-IPO preferred shares		¥ 559,297	¥ 88,640
Issuance of pre-IPO preferred shares		39,679,829	18,855,298
Accretions to pre-IPO preferred shares redemption value		¥ 35,066	¥ 20,945	¥ 16,905
Redesignation of pre-IPO preferred shares into Class A ordinary shares		¥ (930,436)
Redesignation of pre-IPO preferred shares into Class A ordinary shares (in shares)		(156,000,962)
Balance		¥ 0	¥ 336,073	¥ 226,488
Balance (in shares)		0	116,321,133	97,465,835